RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Salaries And Benefits	$ 576	$ 293
Office And Miscellaneous	446	381
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	311	254
Office And Miscellaneous	134	133
Total Cost	$ 445	$ 387